Cover	Jun. 18, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39301
Entity Registrant Name	LION GROUP HOLDING LTD.
Entity Central Index Key	0001806524
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048693
City Area Code	+65
Local Phone Number	8877 3871